OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 529	$ (1,233)	$ (467)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	7	189	27
(Losses) gains on hedges of net investments in foreign operations	(309)	539	163
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	(83)	0	0
Foreign currency translation	144	(505)	(277)
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(30) million (2022 - $(9) million; 2021 - $(12) million)	48	49	95
Cash flow hedges	48	49	95
Equity accounted investments
Share of unrealized foreign currency translations gains (losses) in respect of foreign operations	1	(1)	(2)
Share of (losses) gains on derivatives designated as cash flow hedges	(56)	129	56
Equity accounted investments	(55)	128	54
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income tax (expense) benefit of nil (2022 - $(2) million; 2021 - $59 million)	(18)	(26)	(33)
Share of revaluation surplus on equity accounted investments	6	113	354
Net remeasurement (losses) gains on defined benefit plan	(2)	1	0
Revaluation surplus, net of income tax (expense) of $(68) million (2022 –$(72) million; 2021 – $(120) million)	639	655	811
Items that will not be reclassified to net income:	625	743	1,132
Total other comprehensive income	$ 762	$ 415	$ 1,004